Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Equity method investment, carrying amount		$ 72,000	$ 4,524,000
Property, plant and equipment, impairment loss		471,000	60,000	$ 28,000
Intangible assets, total impairment losses		57,000	5,000	115,000
Prepaid licensing and royalty, total impairment losses		1,386,000	4,187,000	$ 1,259,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cost method investment, carrying amount			1,000,000
Cost method investment, written down			0
Cost method investment, impairment charges	[1]		1,000,000
Equity method investment, carrying amount			478,000
Equity method investment, estimated fair value	[1]		188,000
Equity method investment, impairment charges	[1]		290,000
Property, plant and equipment, impairment loss	[2]	471,000	60,000
Intangible assets, total impairment losses	[3]	57,000	5,000
Prepaid licensing and royalty, written down		0	0
Prepaid licensing and royalty, total impairment losses	[4]	$ 1,386,000	$ 4,187,000

[1]	Impairment losses on certain cost method and equity method investments which were determined to be impaired: In 2015, certain cost method investments with carrying amounts of $1.0 million were fully written down to zero, resulting in an impairment charge of $1.0 million, and an equity method investment with a carrying amount of $478 thousand was written down to its estimated fair value of $188 thousand, resulting in an impairment charge of $290 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations. Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk.
[2]	Impairment losses on certain property, plant, and equipment which were determined to be impaired: In 2015, we recognized an impairment loss of $60 thousand against our information and communication equipment. The impairment charges are included in operating expenses within “impairment losses on property, plant and equipment” in the consolidated statements of operations. The impairment charge for the equipment was related to servers used for certain product and service lines within our cloud product and service business for which the carrying amount was determined not to be recoverable from its related future undiscounted cash flows. This equipment was valued using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, and other cash flow model - related assumptions. In 2016, we recognized an impairment loss of $471 thousand on property, plant and equipment as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.
[3]	Impairment losses on certain intangible assets which were determined to be impaired: In 2015, certain capitalized and prepaid software development costs for our cloud product and service business were fully written down, resulting in impairment charges of $5 thousand, included in operating expenses within “impairment loss on intangible assets” in the consolidated statements of operations. The impairment charge is for certain product lines within our cloud product and service business that we decided to shift focus from, and as a result, we recorded a full impairment of the carrying value of the assets related to these items. In 2016, we recognized an impairment loss of $57 thousand on intangible assets as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those intangibles assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.
[4]	Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired: In 2015 and 2016, certain prepaid licensing and royalty fees were written down to $0 and $0, respectively, resulting in impairment charges of $4.2 million and $1.4 million, respectively. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are re-valued on when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.